Deferred income tax assets and liabilities - Summary of Deferred Tax Recoverability (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 34,810	€ 36,040
Deferred tax liabilities	(7,663)	(9,642)
Deferred tax assets to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,697	2,000
Deferred tax liabilities	(760)	(3,444)
Deferred tax assets to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33,113	34,040
Deferred tax liabilities	€ (6,903)	€ (6,198)